SIGNIFICANT TRANSACTIONS - Acquisition of ISP Shtorm LLC (Narrative) (Details) - LLC ISP Shtorm - USD ($) $ in Millions		7 Months Ended	9 Months Ended
	Feb. 26, 2026	Sep. 30, 2026	Sep. 30, 2026	Feb. 09, 2026
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%			100.00%
Purchase consideration	$ 10			$ 10
JSC Kyivstar
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Purchase consideration	$ 10
Intangible assets	$ 3
Useful life measured as period of time, intangible assets other than goodwill	6 years
Less: deferred consideration	$ 3		$ 3
Revenue of combined entity as if combination occurred at beginning of period			$ 3
JSC Kyivstar | Maximum
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date		$ 2